Investment Risks - Gabelli Global Technology Leaders ETF	Jul. 06, 2026
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek growth of capital

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the ETF involves the following risks:

Equity Risk [Member]
Prospectus [Line Items]
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●	Equity Risk. The Fund will invest in equity securities of companies principally engaged in the group of industries comprising the technology sector, and is thus exposed to equity risk. Equity risk is the risk that the prices of the equity securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. These fluctuations may cause an equity security to be worth less than it was worth when it was purchased by the Fund. Because the value of equity securities, and thus shares of the Fund, could decline, you could lose money. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Foreign Securities Risk [Member]
Prospectus [Line Items]
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●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Concentration Risk [Member]
Prospectus [Line Items]
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●	Concentration Risk. The Fund concentrates its assets (i.e., invests 25% or more of its net assets) in securities of companies in the technology sector, and, as a result, the Fund may be subject to greater volatility with respect to its portfolio securities than the Fund that is more broadly diversified. Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
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●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Authorized Participant Concentration Risk [Member]
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●	Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. “Authorized Participants” are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the Fund and no other Authorized Participant steps forward to create or redeem, Fund shares may trade at a premium or discount to the Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes. Additionally, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares could, in turn, lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of those shares.

Market Trading Risk [Member]
Prospectus [Line Items]
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●	Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares. To the extent that all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s domestic trading day. In turn, this could lead to differences between the market price of the Fund’s shares and the underlying value of its shares.

Risk Of Investing In Japan [Member]
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●	Risk of Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on the companies in which the Fund invests. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector, and consistent government policy supporting its export market. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund and its investments. Japan’s relations with its bordering countries have at times been strained, and strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy.

Risk Of Investing In Europe [Member]
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●	Risk of Investing in Europe. The Fund may be more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member states of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the Euro and may continue to significantly affect other European countries.

Risk Of Investing In United Kingdom [Member]
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●	Risk of Investing in the United Kingdom. Investments in United Kingdom (“U.K.”) companies may subject the Fund and its shareholders to regulatory, political, currency, security, and economic risks specific to the U.K. The U.K. has one of the largest economies in Europe, and the U.S. and other European countries are substantial trading partners of the U.K. As a result, the U.K.’s economy may be impacted by changes to the economic condition of the U.S. and other European countries. Following the U.K. officially withdrawing from the EU, commonly referred to as “Brexit,” certain trading matters between the U.K. and the EU remain unresolved, including with respect to financial services. Continuing uncertainty regarding the U.K.’s relationship with the EU could have an adverse impact on the economy and currency of the U.K. Other risks to the U.K.’s economic growth and competitiveness include high public debt and relatively low productivity.

Technology Sector Risk [Member]
Prospectus [Line Items]
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●	Technology Sector Risk. Technology companies may have limited product lines, markets, financial resources, or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

American Depositary Receipts A D Rs Risk [Member]
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●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Geopolitical Risk [Member]
Prospectus [Line Items]
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●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Issuer Risk [Member]
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●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Large Capitalization Companies Risk [Member]
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●	Large Capitalization Companies Risk. Large capitalization companies generally experience slower rates of growth in earnings per share than do mid and small capitalization companies.

Small And Midcapitalization Companies Risk [Member]
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●	Small- and Mid-Capitalization Companies Risk. Investing in securities of small and mid-capitalization companies may involve greater risks than investing in larger, more established issuers. Small and mid-capitalization companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers, or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility.

Inflation Risk [Member]
Prospectus [Line Items]
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●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment. Inflation has recently increased and it cannot be predicted whether and to what extent it may decline.

Management Risk [Member]
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●	Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Market Risk [Member]
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●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Nondiversification Risk [Member]
Prospectus [Line Items]
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●	Non-Diversification Risk. As a non-diversified Fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified Fund.

Large Shareholder Risk [Member]
Prospectus [Line Items]
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●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Absence Of Active Market [Member]
Prospectus [Line Items]
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●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may lead to wider bid-ask spreads and may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Issues Risk [Member]
Prospectus [Line Items]
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●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you may lose money by investing in the Fund
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified Fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified Fund.